SHORT-TERM INVESTMENTS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT-TERM INVESTMENTS
Aggregate cost basis		¥ 308,150,000	¥ 120,000,000
Gross unrealized holding gain		2,289,321	241,425
Aggregate fair value	$ 44,591,818	310,439,321	120,241,425
Gross unrealized holding losses		¥ 0	¥ 0